DEFERRED REVENUES	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES
NOTE 12:-	DEFERRED REVENUES

The Company offers extended warranty contracts, generally for periods of one to three years that may be purchased after the standard warranty period has expired. The Company recognizes extended warranty contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2012	2011

Balance at the beginning of the year	$15,662	$17,960

Deferral of new sales	11,957	11,089
Recognition of previously deferred revenue	(11,550)	(13,432)
Foreign currency translation adjustments	(159)	45

Balance at the end of the year	$15,910	$15,662

The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2012	2011

Total deferred revenues	$15,910	$15,662
Less - current portion	11,986	11,550

Long-term deferred revenues	$3,924	$4,112